Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In this section, we are including the required disclosure for pay versus performance as defined by the Securities and Exchange Commission (SEC) for our principal executive officer(s) (PEO(s)) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Pay Versus Performance

Year 1	Summary Compensation Table Total for CEO	Comp Actually Paid to CEO 2	Average Summary Compensation Table Total for Non-CEO NEOs	Average Comp Actually Paid to Non-CEO NEOs 2	Value of Initial Fixed $100 Investment Based On: 3		Net Income (Loss) $M	Standalone AT&T Adjusted Operating Income $M 4
					AT&T TSR	S&P 500 CSI

2025	$29,906,872	$43,038,808	$12,716,814	$19,240,076	$155	$213	$23,386	$25,718

2024	$26,410,845	$44,542,542	$13,656,225	$23,344,356	$136	$160	$12,253	$24,385

2023	$26,450,157	$23,872,707	$11,679,630	$10,454,047	$95	$114	$15,623	$24,604

2022	$22,915,526	$22,874,696	$11,526,718	$11,866,965	$97	$73	($7,055)	$22,983

2021	$24,820,879	$20,751,888	$10,436,274	$8,724,822	$92	$122	$21,479	$22,235
Note 1.
John Stankey served as our CEO for each year 2021 – 2025.
Non-CEO
NEOs for each year are presented as follows:

•	2022 – 2025: Pascal Desroches, Lori Lee, David McAtee, and Jeff McElfresh

•	2021: Pascal Desroches, Lori Lee, David McAtee, Jeff McElfresh, John Stephens, and Randall Stephenson
Note 2.
Compensation Actually Paid (CAP) is the Summary Compensation Table (SCT) total value for the period shown with adjustments for equity awards and pension. CAP reflects equity awards based on the mark-to-market
valuation for cash settled portions of awards under Accounting Standards Codification Topic 718:
Compensation – Stock Compensation
for each period in the above table. Pension values for CAP reflect the pension service cost as used in the financial statements for each period shown in the above table.
Note 3.
The company must calculate TSR with a base investment of $100 in a manner consistent with the SEC stock performance graph disclosure requirements over the cumulative period covered in the disclosure (i.e., for 2021 the table represents the TSR over 2021, the TSR for 2022 represents the cumulative TSR over 2021 and 2022, etc.). The peer group used for comparison is the S&P 500 Communication Services Index (CSI).
Note 4.
Standalone AT&T results reflect the historical operating results of the company presented as continuing operations and exclude U.S. Video and other dispositions included in Corporate and Other that did not meet the criteria for discontinued operations. Standalone AT&T results are presented to provide 2021 full-year results that are comparable to 2022, 2023, 2024 and 2025 continuing operations financial data. Standalone AT&T Adjusted Operating Income differs from Adjusted Operating Income presented in our quarterly earnings material, and is calculated by adjusting AT&T’s Operating Income (Loss) from Continuing Operations for the following items: (1) transaction, impairment and depreciation and amortization costs associated with merger, acquisition and disposition activity for transactions when enterprise value exceeds $2.0 billion; (2) costs related to changes in accounting principles, changes in tax laws, natural disasters, impairments and abandonments of goodwill, other intangibles and fixed assets and, gains and losses related to asset dispositions and mark-to-market
activity, in each case, in
excess of $500 million for 2022 and 2021, and
in-excess
of $300 million for
2023-25;
additionally, for
2023-25,
the actuarial and
mark-to-market
gains and losses related to the assets and liabilities of pension and other post-retirement benefit plans and rabbi trusts and benefit plan funding that varies from budget; (3) severance charges in excess of $200 million for 2022, and in excess of $300 million for
2023-25;
and (4) for 2024 and 2025, costs related to a legal matter in excess of $300 million. Standalone AT&T Adjusted Operating Income also removes the results from U.S. Video operations and other dispositions that did not meet the criteria for discontinued operations, which impacts 2021.
Compensation Actually Paid (CAP) calculations are as
follows
:

CEO SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Awards 1	Additions to SCT Total for Pension Service Costs 1,2	CAP

2025	$29,906,872	$19,500,012	$1,496,923	$34,129,081	($210)	$43,038,808

2024	$26,410,845	$16,499,998	$1,203,091	$35,833,627	$1,159	$44,542,542

2023	$26,450,157	$16,500,000	$746,941	$14,669,708	($217)	$23,872,707

2022	$22,915,526	$13,499,988	$1,262,050	$14,718,993	$2,215	$22,874,696

2021	$24,820,879	$13,420,341	$1,464,778	$10,877,758	($61,630)	$20,751,888
Note 1.
The following table outlines the individual amounts included in the calculation of the Additions to SCT Total for Equity Awards and Pension Costs for the CEO:

	Equity						Pension
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2025	$21,627,722	$3,660,767	$4,875,003	$1,810,295	$2,155,294	$34,129,081	($210)	$0	($210)

2024	$22,142,092	$7,426,648	$4,125,004	$150,283	$1,989,600	$35,833,627	$1,159	$0	$1,159

2023	$10,278,799	($1,708,660)	$4,125,000	$311,691	$1,662,878	$14,669,708	($217)	$0	($217)

2022	$11,316,638	($1,436,890)	$3,374,991	($53,056)	$1,517,311	$14,718,993	$2,215	$0	$2,215

2021	$7,783,605	($1,978,709)	$3,375,014	$5,389	$1,692,459	$10,877,758	($61,630)	$0	($61,630)
Note 2.
Mr. Stankey’s Pension Costs do not include any Prior Service Cost since there were no applicable plan amendments. In 2021, his qualified management pension increased more than the SERP benefit; it is used as an offset to the gross SERP formula, resulting in a net negative Service Cost for all pension benefits.

Average Non-CEO NEO’s SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Award 1	Additions to SCT Total for Pension Costs 1	CAP

2025	$12,716,814	$8,025,007	$309,001	$14,801,763	$55,507	$19,240,076

2024	$13,656,225	$9,406,249	$197,153	$19,227,852	$63,681	$23,344,356

2023	$11,679,630	$7,156,255	$145,620	$6,025,311	$50,981	$10,454,047

2022	$11,526,718	$7,468,746	$528,796	$8,150,222	$187,567	$11,866,965

2021	$10,436,274	$3,979,166	$785,922	$2,760,131	$293,505	$8,724,822
Note 1.
The following table outlines the individual average amounts included in the calculation of the Additions to SCT Total for Equity Awards and Pension Costs for the
Non-CEO
NEOs:

	Equity						Pension
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2025	$8,777,481	$1,993,762	$1,881,252	$1,001,529	$1,147,739	$14,801,763	$55,507	$0	$55,507

2024	$11,940,544	$4,196,645	$1,851,562	$176,810	$1,062,292	$19,227,852	$63,681	$0	$63,681

2023	$4,358,935	($1,035,474)	$1,706,159	$41,327	$954,364	$6,025,311	$50,981	$0	$50,981

2022	$6,659,592	($762,402)	$1,439,060	($11,723)	$825,696	$8,150,222	$187,567	$0	$187,567

2021	$2,484,647	($1,586,659)	$771,874	$8,166	$1,082,103	$2,760,131	$126,293	$167,212	$293,505

Company Selected Measure Name	Standalone AT&T Adjusted Operating Income
Named Executive Officers, Footnote
Note 1.
John Stankey served as our CEO for each year 2021 – 2025.
Non-CEO
NEOs for each year are presented as follows:

•	2022 – 2025: Pascal Desroches, Lori Lee, David McAtee, and Jeff McElfresh

•	2021: Pascal Desroches, Lori Lee, David McAtee, Jeff McElfresh, John Stephens, and Randall Stephenson

Peer Group Issuers, Footnote	The peer group used for comparison is the S&P 500 Communication Services Index (CSI).
PEO Total Compensation Amount	$ 29,906,872	$ 26,410,845	$ 26,450,157	$ 22,915,526	$ 24,820,879
PEO Actually Paid Compensation Amount	$ 43,038,808	44,542,542	23,872,707	22,874,696	20,751,888
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid (CAP) calculations are as
follows
:

CEO SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Awards 1	Additions to SCT Total for Pension Service Costs 1,2	CAP

2025	$29,906,872	$19,500,012	$1,496,923	$34,129,081	($210)	$43,038,808

2024	$26,410,845	$16,499,998	$1,203,091	$35,833,627	$1,159	$44,542,542

2023	$26,450,157	$16,500,000	$746,941	$14,669,708	($217)	$23,872,707

2022	$22,915,526	$13,499,988	$1,262,050	$14,718,993	$2,215	$22,874,696

2021	$24,820,879	$13,420,341	$1,464,778	$10,877,758	($61,630)	$20,751,888
Note 1.
The following table outlines the individual amounts included in the calculation of the Additions to SCT Total for Equity Awards and Pension Costs for the CEO:

	Equity						Pension
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2025	$21,627,722	$3,660,767	$4,875,003	$1,810,295	$2,155,294	$34,129,081	($210)	$0	($210)

2024	$22,142,092	$7,426,648	$4,125,004	$150,283	$1,989,600	$35,833,627	$1,159	$0	$1,159

2023	$10,278,799	($1,708,660)	$4,125,000	$311,691	$1,662,878	$14,669,708	($217)	$0	($217)

2022	$11,316,638	($1,436,890)	$3,374,991	($53,056)	$1,517,311	$14,718,993	$2,215	$0	$2,215

2021	$7,783,605	($1,978,709)	$3,375,014	$5,389	$1,692,459	$10,877,758	($61,630)	$0	($61,630)
Note 2.
Mr. Stankey’s Pension Costs do not include any Prior Service Cost since there were no applicable plan amendments. In 2021, his qualified management pension increased more than the SERP benefit; it is used as an offset to the gross SERP formula, resulting in a net negative Service Cost for all pension benefits.

Non-PEO NEO Average Total Compensation Amount	$ 12,716,814	13,656,225	11,679,630	11,526,718	10,436,274
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,240,076	23,344,356	10,454,047	11,866,965	8,724,822
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-CEO NEO’s SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards	Deductions from SCT Total for Pension Benefits	Additions to SCT Total for Equity Award 1	Additions to SCT Total for Pension Costs 1	CAP

2025	$12,716,814	$8,025,007	$309,001	$14,801,763	$55,507	$19,240,076

2024	$13,656,225	$9,406,249	$197,153	$19,227,852	$63,681	$23,344,356

2023	$11,679,630	$7,156,255	$145,620	$6,025,311	$50,981	$10,454,047

2022	$11,526,718	$7,468,746	$528,796	$8,150,222	$187,567	$11,866,965

2021	$10,436,274	$3,979,166	$785,922	$2,760,131	$293,505	$8,724,822
Note 1.
The following table outlines the individual average amounts included in the calculation of the Additions to SCT Total for Equity Awards and Pension Costs for the
Non-CEO
NEOs:

	Equity						Pension
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments	Service Cost	Prior Service Cost	Total Service Cost

2025	$8,777,481	$1,993,762	$1,881,252	$1,001,529	$1,147,739	$14,801,763	$55,507	$0	$55,507

2024	$11,940,544	$4,196,645	$1,851,562	$176,810	$1,062,292	$19,227,852	$63,681	$0	$63,681

2023	$4,358,935	($1,035,474)	$1,706,159	$41,327	$954,364	$6,025,311	$50,981	$0	$50,981

2022	$6,659,592	($762,402)	$1,439,060	($11,723)	$825,696	$8,150,222	$187,567	$0	$187,567

2021	$2,484,647	($1,586,659)	$771,874	$8,166	$1,082,103	$2,760,131	$126,293	$167,212	$293,505

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
In addition to the tabular disclosure, the following is an unranked list of the most important performance measures that link CAP to Company performance
.

Most Important Performance Measures

Long Term Measures (page 51)	Compensation Adjusted Earnings Per Share
Return on Invested Capital
Total Shareholder Return

Short Term Measures (page 45)	Free Cash Flow
Compensation Adjusted Operating Income

Total Shareholder Return Amount	$ 155	136	95	97	92
Peer Group Total Shareholder Return Amount	213	160	114	73	122
Net Income (Loss)	$ 23,386,000,000	$ 12,253,000,000	$ 15,623,000,000	$ (7,055,000,000)	$ 21,479,000,000
Company Selected Measure Amount	25,718,000,000	24,385,000,000	24,604,000,000	22,983,000,000	22,235,000,000
PEO Name	John Stankey	John Stankey	John Stankey	John Stankey	John Stankey
Measure:: 1
Pay vs Performance Disclosure
Name	Compensation Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Compensation Adjusted Operating Income
Severance Charges [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 200,000,000
Goodwill Other Intangibles And Fixed Assets [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				500,000,000	$ 500,000,000
Amortization Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,000,000,000
Costs Related to a Legal Matter [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,000,000	300,000,000
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210)	1,159	(217)	2,215	(61,630)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210)	1,159	(217)	2,215	(61,630)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,129,081	35,833,627	14,669,708	14,718,993	10,877,758
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,627,722	22,142,092	10,278,799	11,316,638	7,783,605
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,660,767	7,426,648	(1,708,660)	(1,436,890)	(1,978,709)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,875,003	4,125,004	4,125,000	3,374,991	3,375,014
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,810,295	150,283	311,691	(53,056)	5,389
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,155,294	1,989,600	1,662,878	1,517,311	1,692,459
PEO | Deductions From SCT Total For Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,500,012)	(16,499,998)	(16,500,000)	(13,499,988)	(13,420,341)
PEO | Deductions From SCT Total For Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,496,923)	(1,203,091)	(746,941)	(1,262,050)	(1,464,778)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,507	63,681	50,981	187,567	293,505
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,507	63,681	50,981	187,567	126,293
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	167,212
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,801,763	19,227,852	6,025,311	8,150,222	2,760,131
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,777,481	11,940,544	4,358,935	6,659,592	2,484,647
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,993,762	4,196,645	(1,035,474)	(762,402)	(1,586,659)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,881,252	1,851,562	1,706,159	1,439,060	771,874
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,001,529	176,810	41,327	(11,723)	8,166
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,147,739	1,062,292	954,364	825,696	1,082,103
Non-PEO NEO | Deductions From SCT Total For Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,025,007)	(9,406,249)	(7,156,255)	(7,468,746)	(3,979,166)
Non-PEO NEO | Deductions From SCT Total For Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (309,001)	$ (197,153)	$ (145,620)	$ (528,796)	$ (785,922)